CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 21,206	$ 22,531	$ (18,792)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	143,993	111,447	47,083
Net book value of property buyouts	45,589	31,140	11,737
Impairment expense	14,566	17,064	9,979
Bad debt expense	28,299	16,064	9,163
Stock-based compensation	13,020	351	315
Amortization of debt discount	2,701	218	0
Amortization of debt issuance costs	357	431	740
Accrued PIK interest	1,547	0	0
Warrant expense	0	0	560
Warrant expense	(36,573)	(102)	0
Loss on extinguishment of debt	0	402	823
Other	0	106	168
Change in operating assets and liabilities:
Accounts receivable	(28,670)	(16,776)	(8,975)
Property held for lease	(198,841)	(191,450)	(87,809)
Prepaid expenses and other current assets	(3,847)	(613)	36
Accounts payable	344	768	(150)
Accrued liabilities	(1,008)	4,993	3,043
Unearned revenues	(517)	1,284	495
Net cash provided by (used in) operating activities	2,166	(2,142)	(31,584)
Cash flows from investing activities:
Purchases of property and equipment	(384)	(234)	(82)
Additions to capitalized software	(1,052)	(202)	0
Other assets and security deposits	0	34	173
Net cash (used in) provided by investing activities	(1,436)	(402)	91
Cash flows from financing activities:
PIPE proceeds	150,000	0	0
Merger financing, net of redemptions	251,109	0	0
Consideration paid to selling shareholders	(329,560)	0	0
Transaction cost paid	(32,688)	0	0
Proceeds from convertible notes	0	0	2,500
Proceeds from revolving line of credit	7,036	39,913	22,845
Principal repayments of long term debt	0	(7,500)	0
Proceeds from non-revolving line of credit, related parties	0	0	8,937
Principal repayments on non-revolving line of credit, related parties	0	(16,000)	(2,846)
Proceeds from term loan	0	49,102	0
Payment of revolving line of credit debt issuance costs	0	(750)	0
Payment of term loan debt issuance costs	0	(182)	0
Proceeds from exercise of stock options	678	113	2
Principal repayments of revolving line of credit	(20,471)	(4,801)	0
Proceeds from redeemable convertible preferred stock issuance	0	0	9,339
Net cash provided by financing activities	26,104	59,895	40,777
Net increase in cash and restricted cash	26,834	57,351	9,284
Cash and restricted cash at beginning of period	69,597	12,246	2,962
Cash and restricted cash at end of period	96,431	69,597	12,246
Supplemental disclosure of cash flow information:
Cash paid for interest	11,628	12,607	7,110
Cash paid for taxes	416	625	105
Supplemental disclosure of non-cash investing and financing activities:
Exchange of redeemable convertible preferred shares	49,894	0	0
Assumed warrant liability in connection with Merger	44,272	0	0
Exercise of common stock warrant accounted for as a liability	13,102	0	0
Issuance of warrant to purchase redeemable convertible preferred stock	0	12,846	0
Transaction costs paid	846	0	0
Conversion of preferred stock to common stock	0	0	67
Principal repayments on non-revolving line of credit, related parties	0	0	16,757
Convertible note conversion	0	0	6,062
Fee payable exchanged for preferred shares	$ 0	$ 0	$ 167